Net Periodic benefit Cost Recognized in Comprehensive Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial loss (gain)	$ 105,546	$ (90,755)	$ 47,877
Prior service cost	(445)	(449)	(466)
Actuarial gain (loss)	(4,045)	(15,679)	(12,417)
Transition asset	1	1	1
Settlement charge		(729)	(779)
Total	101,057	(107,611)	34,216
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial loss (gain)	(3,026)	(1,011)	1,993
Prior service cost	3,255	3,255	3,255
Actuarial gain (loss)	266	(25)	283
Total	$ 495	$ 2,219	$ 5,531